Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations [Abstract]
Disclosure of analysis of financial performance and cash-flows from discontinued operations
a) Financial Performance

(in thousands of euro)	June 30, 2023	June 30, 2022
Revenue and other income
Revenue from collaboration and licensing agreements	—	—
Sales	—	42
Total revenue and other income	—	42
Operating expenses
Research and development expenses	—	(11)
Selling, general and administrative expenses	—	(104)
Impairment of intangible assets	—	—
Total operating expenses	—	(115)
Net income (loss) from distribution agreements	—	—
Operating income (loss)	—	(73)
Financial income	—	—
Financial expenses	—	—
Net financial income (loss)	—	—
Net income (loss) before tax	—	(73)
Income tax expense	—	—
Net income (loss) from discontinued operations	—	(73)

b) Cash-Flows

(in thousands of euro)	June 30, 2023	June 30, 2022
Net cash generated from / (used in) operating activities	—	(5,539)
Net cash generated from / (used in) investing activities	—	—
Net cash generated from / (used in) financing activities	—	—
Net cash flows from discontinued operations	—	(5,539)